Note 21 - Disclosures About Fair Value of Financial Instruments - Fair Value of Financial Instruments Measured on a Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($)
$ in Thousands
		Dec. 31, 2019	Dec. 31, 2018
Reported Value Measurement [Member]
Other real estate owned		$ 697	$ 1,357
Impaired loans, net	[1]	3,916	4,195
Total assets		4,613	5,552
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Other real estate owned		0	0
Impaired loans, net	[1]	0	0
Total assets		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Other real estate owned		0	0
Impaired loans, net	[1]	0	0
Total assets		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Other real estate owned		697	1,357
Impaired loans, net	[1]	3,916	4,195
Total assets		$ 4,613	$ 5,552

[1]	Amount is net of a valuation allowance of $1,136,000 at December 31, 2019 and $1,164,000 at December 31, 2018 as required by ASC 310, "Receivables."